Lease (Tables)	12 Months Ended
Dec. 31, 2019
Lease
Schedule of lease recorded on the consolidated balance sheets

December 31,
2019
US$
Lease Assets
Finance lease ROU assets
Property and equipment, net	22,285,997
Real estate properties held for lease, net	7,020,033
Total	29,306,030
Operating lease ROU assets	11,801,491

Lease Liabilities
Current
Current portion of finance lease	6,409,827
Current portion of operating lease	4,873,897
Total	11,283,724
Non-current
Finance lease, net of current portion	3,839,456
Operating lease, net of current portion	6,348,249
Total	10,187,705

Schedule of components of lease expense

Year ended December 31,
2019
US$
Operating lease cost:
Operating lease cost	6,480,093
Short-term lease cost	2,612,901
Finance lease cost:
Amortization of ROU assets	2,465,268
Interest on the lease liabilities	1,019,758
Total lease cost	12,578,020

Schedule of supplemental cash flow information

Year ended December 31,
2019
US$
Operating cash flows for operating leases	6,275,565
Operating cash flows for finance leases	1,393,198
Financing cash flows for finance leases	6,135,547

Schedule of maturities of lease liabilities

	December 31,
	2019
	Finance Leases	Operating Leases
	US$	US$
Year ending December 31, 2020	7,511,008	6,470,913
Year ending December 31, 2021	4,059,224	4,443,336
Year ending December 31, 2022	—	1,007,535
Year ending December 31, 2023	—	294,239
Total lease payments	11,570,232	12,216,023
Less: imputed interest	1,320,949	993,877
Present value of lease liabilities	10,249,283	11,222,146

Schedule of weighted average remaining lease term and discount rate information

December 31,
2019

Weighted-average remaining lease term (years)
Operating leases	2.32
Finance leases	1.63
Weighted-average discount rate
Operating leases	4.35%
Finance leases	8.05%